Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Financial assets at amortized cost	$ 8,369	$ 218,922
Subtotal financial assets	13,546	262,057
Non-financial assets	4,942	22,004
Total financial asset	18,488	284,061
Financial liabilities at amortized cost	65,017	602,520
Subtotal financial liabilities	65,074	604,285
Non-financial liabilities	3,606	10,296
Total financial liability	68,680	614,581
Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at amortized cost	62,133	564,991
Subtotal financial liabilities	62,133	564,991
Non-financial liabilities	0	0
Total financial liability	62,133	564,991
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	3,955
Financial liabilities at fair value through profit or loss	57	1,735
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	48	4,930
Financial liabilities at fair value through profit or loss	0	30
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,129	34,250
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	2,884	37,529
Subtotal financial liabilities	2,884	37,529
Non-financial liabilities	3,606	10,296
Total financial liability	6,490	47,825
Trade And Other Payables one [Member] | Level 1 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Payables 2 [Member] | Level 3 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	7,231	74,133
Subtotal financial assets	7,231	74,133
Non-financial assets	4,942	22,004
Total financial asset	12,173	96,137
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Payables [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	976	1,207
Non-financial assets	0	0
Total financial asset	976	1,207
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	976	345
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	862
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Statement [Line Items]
Financial assets at amortized cost		0
Subtotal financial assets		4,369
Non-financial assets		0
Total financial asset		4,369
Investments In Financial Assets [Member] | Private Companies Securities [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Private Companies Securities [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Private Companies Securities [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost		1,437
Subtotal financial assets		1,529
Non-financial assets		0
Total financial asset		1,529
Investments In Financial Assets [Member] | Deposits [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Deposits [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Deposits [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		92
Investments In Financial Assets [Member] | Bonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	2,711	16,037
Non-financial assets	0	0
Total financial asset	2,711	16,037
Investments In Financial Assets [Member] | Bonds [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	2,711	2,169
Investments In Financial Assets [Member] | Bonds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	13,868
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member]
Statement [Line Items]
Financial assets at amortized cost		0
Subtotal financial assets		11,325
Non-financial assets		0
Total financial asset		11,325
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		1,217
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		348
Investments In Financial Assets [Member] | Investments In Financial Assets With Quotation [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		9,760
Investments In Financial Assets [Member] | Total Others [Member]
Statement [Line Items]
Financial assets at amortized cost	10
Subtotal financial assets	697
Non-financial assets	0
Total financial asset	697
Investments In Financial Assets [Member] | Total Others [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Total Others [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	48
Investments In Financial Assets [Member] | Total Others [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	639
Derivative Financial Instruments [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at amortized cost	0
Subtotal financial liabilities	57
Non-financial liabilities	0
Total financial liability	57
Derivative Financial Instruments [Member] | Other Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at amortized cost		0
Subtotal financial liabilities		1,466
Non-financial liabilities		0
Total financial liability		1,466
Derivative Financial Instruments [Member] | Level 2 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	57
Derivative Financial Instruments [Member] | Level 2 [Member] | Other Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		1,436
Derivative Financial Instruments [Member] | Level 3 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Level 3 [Member] | Other Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		30
Derivative Financial Instruments [Member] | Level 1 [Member] | Swaps [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Level 1 [Member] | Other Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Others assets and liabilities [Member]
Statement [Line Items]
Financial assets at amortized cost		93
Subtotal financial assets		336
Non-financial assets		0
Total financial asset		336
Derivative Financial Instruments [Member] | Others [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		213
Derivative Financial Instruments [Member] | Others [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Others one [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		30
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [member]
Statement [Line Items]
Financial assets at amortized cost		0
Subtotal financial assets		194
Non-financial assets		0
Total financial asset		194
Financial liabilities at amortized cost		0
Subtotal financial liabilities		207
Non-financial liabilities		0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		194
Financial liabilities at fair value through profit or loss		207
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial liabilities at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial liabilities at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Financial liabilities at amortized cost		0
Subtotal financial liabilities		92
Non-financial liabilities		0
Total financial liability		92
Derivative Financial Instruments [Member] | Forwards [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		92
Derivative Financial Instruments [Member] | Forwards [Member] | Level 3 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Forwards [Member] | Level 1 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Restricted Assets [member]
Statement [Line Items]
Financial assets at amortized cost		12,136
Subtotal financial assets		12,136
Non-financial assets		0
Total financial asset		12,136
Restricted Assets [member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Restricted Assets [member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Restricted Assets [member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial Assets Held-For-Sale, Category [Member] | Clal [member]
Statement [Line Items]
Financial assets at amortized cost		0
Subtotal financial assets		5,072
Non-financial assets		0
Total financial asset		5,072
Financial Assets Held-For-Sale, Category [Member] | Clal [member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial Assets Held-For-Sale, Category [Member] | Clal [member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial Assets Held-For-Sale, Category [Member] | Clal [member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		5,072
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member]
Statement [Line Items]
Financial assets at amortized cost	1,128	37,059
Subtotal financial assets	1,128	37,059
Non-financial assets	0	0
Total financial asset	1,128	37,059
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Cash And Cash Equivalents [member] | Short Term Investments [Member]
Statement [Line Items]
Financial assets at amortized cost	0	94,064
Subtotal financial assets	803	98,660
Non-financial assets	0	0
Total financial asset	803	98,660
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	803	0
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 0	$ 4,596